Assets held for Sale - Summary of Assets Held for Sale (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets Held For Sale [line items]
Property, plant and equipment	£ 9,020	£ 8,933	£ 9,932
Total assets held for sale	76	98
Assets held for sale
Assets Held For Sale [line items]
Property, plant and equipment	60	83
Other	16	15
Total assets held for sale	£ 76	£ 98